SHARE-BASED COMPENSATION - Exercised options in 2021 and Summary of exercise ranges (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Apr. 07, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercised / LTIP shares issued (in shares) | shares	9,867,000	7,404,000	7,914,000
Award vesting period	3 years
Number of share options outstanding in share-based payment arrangement (in shares)					52,789,478			50,550,093
Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercised / LTIP shares issued (in shares) | shares	8,451,272	5,343,268	7,913,912
Weighted average exercise price, exercised (in euro per share) | € / shares	€ 0.520	€ 0.544	€ 0.386
Award vesting period	1 year
Number of share options outstanding in share-based payment arrangement (in shares)	52,789,478	50,106,488	40,327,537		52,789,478				50,106,488			40,327,537			34,320,956
Exercise value						€ 48,123,000					$ 45,531,000		€ 28,078,000
Exercise price range one | Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares					0				3,225,000			4,737,500
Exercise value						0				€ 828,000				$ 1,110,000
Exercise price range one | Option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options				$ 0.071
Exercise price range one | Option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options				0.280
Exercise price range two | Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares					3,482,428				6,742,863			9,187,537
Exercise value							$ 1,322,000			2,774,000				3,477,000
Exercise price range two | Option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options				0.28
Exercise price range two | Option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options				0.570
Exercise price range three | Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares					12,290,925				12,974,375			13,202,500
Exercise value						10,155,000				11,615,000				10,793,000
Exercise price range three | Option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options				0.57
Exercise price range three | Option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options				0.850
Exercise price range four | Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares					37,016,125				27,164,250			13,200,000
Exercise value						€ 36,646,000				€ 30,314,000				$ 12,698,000
Exercise price range four | Option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options				0.850
Exercise price range four | Option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options				$ 2.830